Share Option Plans	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Option Plans
19.	SHARE OPTION PLANS

The 2003 Plan

The Company’s 2003 Plan (the “2003 Plan”) allows the Company to issue options to employees and directors to acquire 2,574,400 of the Company’s ordinary shares. The 2003 Plan expired on November 7, 2013.

As of December 31, 2012 and 2013, options to purchase 1,095,279 and nil ordinary shares were outstanding, respectively, under the 2003 Plan.

The 2004 Plan (as amended)

Under the Amended and Restated 2004 Plan (the “2004 Plan, as amended”), the Company may grant options to its employees that are exercisable for up to 4.3 million ordinary shares at prices to be determined by the Company’s Board of Directors. The 2004 Plan, as amended, also permits the Company to grant share appreciation rights, restricted share awards, and performance awards. The 2004 Plan, as amended, will automatically terminate in ten years from the date of adoption unless the Company terminates it earlier.

On February 10, 2010, Ninetowns granted options to certain employees to purchase 976,500 ordinary shares at an exercise price of RMB11 (US$1.6) per ordinary share, which was the average closing fair market value of the Company’s ordinary shares for the month before the grant date. The options will vest over four years at 25% per year from the grant date. Any options granted but not exercised will expire on February 10, 2020.

There were no options granted in 2011, 2012 and 2013 under the 2004 Plan, as amended.

As of December 31, 2012 and 2013, options to purchase 2,509,873 and 2,490,273 ordinary shares were outstanding, respectively.

The fair value of the option awards granted in 2010 was estimated on the respective dates of grant using a dividend adjusted Black—Scholes pricing model that uses the assumptions noted in the following table:

Options grants
Weighted average risk-free rate of return	3.15%
Weighted average expected option life	6.25 years
Weighted average volatility rate	63%
Weighted average dividend yield	0%

The risk-free rate of interest was based on the market yield of China Sovereign Bond Denominated in USD with maturity nearest to the expected term as of the valuation date. No dividend is expected to be paid in the future. The expected life of the option is derived using the mid-point method, which is calculated as the period between the grant date and the expected exercise date.

On February 10, 2010, Ninetowns granted 585,771 nonvested shares to certain employees that vest over one year at 25% per three month period from the grant date.

There were no share appreciation rights, restricted share awards or performance awards granted in 2011, 2012 and 2013, and as of December 31, 2012 and 2013, none were outstanding.

As of December 31, 2012 and 2013, 797,824 and 817,424 share-based instruments were available under the 2004 Plan, as amended, for future grants.

The 2006 Plan

In December 2005, the Company’s shareholders approved the 2006 stock incentive plan (the “2006 Plan”) which allows the Company to offer a variety of share-based awards to employees and employees of the Company’s affiliates and subsidiaries including share options, restricted shares, and other similar awards. The exercise price must be at least equal to 100% of the fair market value of the ordinary shares on the grant date. The 2006 Plan will be automatically terminated in 2015.

On February 10, 2010, Ninetowns granted 2,213,824 nonvested shares to certain employees. 1,443,912 nonvested shares vest over one year at 25% per three month period from the grant date, and 769,912 nonvested shares vest over four years at 25% per year from the grant date.

There were no share-based awards granted in 2011, 2012 and 2013, and as of December 31, 2012 and 2013, 384,956 and 192,478 nonvested shares were outstanding.

A summary of the share options and nonvested shares activities is as follows:

	Years Ended December 31,
	2011		2012		2013
Share options	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted exercise price
		RMB		RMB		RMB
Outstanding at beginning of year	4,124,472	22	3,711,785	22	3,605,152	22
Cancelled	(425,187)	28	(106,633)	18	(1,114,879)	26
Adjustment	12,500	26	—	—	—	—

Outstanding at end of year	3,711,785	22	3,605,152	26	2,490,273	20

Exercisable at end of year	2,439,744	27	2,934,952	24	2,323,823	20

Nonvested Option	Number of option	Weighted-average exercise price
		RMB
Nonvested at January 1, 2013	670,200	10
Granted	—	—
Vested	(499,075)	10
Cancelled	(4,675)	11

Nonvested at December 31, 2013	166,450	11

Nonvested Shares	Shares	Weighted-average grant-date fair value
		RMB
Nonvested at January 1, 2013	384,956	11
Granted	—	—
Vested	(192,478)	11
Forfeited	—	—

Nonvested at December 31, 2013	192,478	11

The total intrinsic value of options exercised during each of the years ended December 31, 2011, 2012, and 2013 was RMB nil. As of December 31, 2013, the aggregate intrinsic value of both options outstanding and options exercisable was RMB517 (US$85).

The outstanding options as of December 31, 2013 have the following characteristics:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life (year)	Fair value per share at grant date	Number exercisable	Weighted average exercise price
				(RMB)
355,859	1.167	RMB40.42 (US$4.896)	355,859	71
150,814	4.099	RMB11.63 (US$1.619)	150,814	22
1,311,800	5.496	RMB6.49 (US$0.947)	1,311,800	10
671,800	7.083	RMB6.72 (US$0.991)	505,350	11

2,490,273	5.221		2,323,823	20

As of December 31, 2013, the unrecognized share-based compensation cost related to options was approximately RMB21 (US$3) and is expected to be recognized over a weighted average vesting period of 0.08 years. As of December 31, 2013, the unrecognized share-based compensation cost related to nonvested share-based compensation arrangements was approximately RMB39 (US$6) and is expected to be recognized over a weighted-average vesting period of 0.08 years.

The amounts of share-based compensation attributable to cost of revenues, sales and marketing, general and administrative expenses, and research and development included in those line items in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cost of revenues	21	(13)	—	—
Sales and marketing	347	11	45	7
General and administrative	4,127	900	635	105
Research and development	2,632	1,178	581	96

Total share-based compensation expense	7,127	2,076	1,261	208

At December 31, 2013, 784,064 of the Company’s ordinary shares were reserved for future share option exercises.